Related Party Transactions and Balances	12 Months Ended
Jun. 30, 2024
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 11 – RELATED PARTY TRANSACTIONS AND BALANCES

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2024 and 2023:

Name of related parties	Relationship with the Company
Zhen Fan	A shareholder of the Company

	June 30,
	2024	2023
Amounts due to a related party
Zhen Fan	$6,187	$20,210
Amounts due to a related party, net	$6,187	$20,210